CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Preferred Stock Series A	Preferred Stock Series B	Preferred Stock Series C	Common Stock	Retained Earnings	Treasury Stock	Unearned Compensation Restricted Stock Awards	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 31, 2009	$ 21,411,578	$ 3,804,500	$ 225,500		$ 9,372,068	$ 7,781,696			$ 227,814
Comprehensive income:
Net income	1,146,709					1,146,709
Net change in unrealized holding gain on available-for-sale securities, net of tax effect	32,795								32,795
Comprehensive income	1,179,504
Preferred stock dividends	(218,000)					(218,000)
Preferred stock amortization (accretion)		46,000	(6,000)			(40,000)
Stock based compensation	9,467				9,467
Dividends declared common stock ($0.48 per share in 2011 and 2010)	(415,188)					(415,188)
Ending Balance at Dec. 31, 2010	21,967,361	3,850,500	219,500		9,381,535	8,255,217			260,609
Comprehensive income:
Net income	909,530					909,530
Net change in unrealized holding gain on available-for-sale securities, net of tax effect	456,605								456,605
Comprehensive income	1,366,135
Preferred stock dividends	(252,137)					(252,137)
Preferred stock amortization (accretion)		149,500	(19,500)	4,688		(134,688)
Stock based compensation	28,748							28,748
Forfeiture - restricted stock award	50					50	(7,351)	7,351
Restricted stock awards					234,929			(234,929)
Preferred stock redeemed	(4,200,000)	(4,000,000)	(200,000)
Preferred stock issued, net of issuance costs	8,947,436			8,947,436
Common stock issued	3,737				3,737
Dividends declared common stock ($0.48 per share in 2011 and 2010)	(417,928)					(417,928)
Ending Balance at Dec. 31, 2011	$ 27,443,402			$ 8,952,124	$ 9,620,201	$ 8,360,044	$ (7,351)	$ (198,830)	$ 717,214